Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive (Loss) Income [Abstract]
Other Comprehensive (Loss) Income
The before tax (loss) income and related income tax effect are as follows.

	Foreign Currency Translation Adjustments, Net	Unrealized (Losses) Gains on Cash Flow Hedges	Pension and Postretirement Benefit Plans	Total
Balance as of December 31, 2016	$(235.6)	$(42.2)	$(64.6)	$(342.4)
Before tax income	74.8	20.0	29.8	124.6
Income tax effect	31.2	(7.6)	(5.6)	18.0
Other comprehensive income	106.0	12.4	24.2	142.6
Balance as of December 31, 2017	$(129.6)	$(29.8)	$(40.4)	$(199.8)
Before tax (loss) income	(54.3)	25.3	(7.7)	(36.7)
Income tax effect	(6.7)	(7.2)	3.1	(10.8)
Other comprehensive (loss) income	(61.0)	18.1	(4.6)	(47.5)
Cumulative effect adjustment upon adoption of new accounting standard (ASU 2017-12)	—	0.3	—	0.3
Balance as of December 31, 2018	$(190.6)	$(11.4)	$(45.0)	$(247.0)
Before tax income (loss)	4.1	8.2	(9.3)	3.0
Income tax effect	(5.6)	(1.0)	2.8	(3.8)
Other comprehensive (loss) income	(1.5)	7.2	(6.5)	(0.8)
Cumulative effect adjustment upon adoption of new accounting standard (ASU 2018-02)	(1.5)	(6.7)	—	(8.2)
Balance as of December 31, 2019	$(193.6)	$(10.9)	$(51.5)	$(256.0)

Changes in Accumulated Other Comprehensive (Loss) Income
Changes in accumulated other comprehensive (loss) income by component for the periods described below are presented in the following table(1).

	Foreign Currency Translation Adjustments, Net	Unrealized Gains (Losses) on Cash Flow Hedges	Pension and Postretirement Benefit Plans	Total
Balance as of December 31, 2016	$(235.6)	$(42.2)	$(64.6)	$(342.4)
Other comprehensive income before reclassifications	106.0	0.9	21.1	128.0
Amounts reclassified from accumulated other comprehensive (loss) income	—	11.5	3.1	14.6
Other comprehensive income	106.0	12.4	24.2	142.6
Balance as of December 31, 2017	$(129.6)	$(29.8)	$(40.4)	$(199.8)
Other comprehensive (loss) income before reclassifications	(61.0)	6.6	(6.0)	(60.4)
Amounts reclassified from accumulated other comprehensive (loss) income	—	11.5	1.4	12.9
Other comprehensive (loss) income	(61.0)	18.1	(4.6)	(47.5)
Cumulative effect adjustment upon adoption of new accounting standard (ASU 2017-12)	—	0.3	—	0.3
Balance as of December 31, 2018	$(190.6)	$(11.4)	$(45.0)	$(247.0)
Other comprehensive loss before reclassifications	(1.5)	(4.7)	(8.2)	(14.4)
Amounts reclassified from accumulated other comprehensive (loss) income	—	11.9	1.7	13.6
Other comprehensive (loss) income	(1.5)	7.2	(6.5)	(0.8)
Cumulative effect adjustment upon adoption of new accounting standard (ASU 2018-02)	(1.5)	(6.7)	—	(8.2)
Balance as of December 31, 2019	$(193.6)	$(10.9)	$(51.5)	$(256.0)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

Reclassifications out of Accumulated Other Comprehensive (Loss) Income
Reclassifications out of accumulated other comprehensive (loss) income for the years ended December 31, 2019, 2018 and 2017 are presented in the following table.

Amount Reclassified from Accumulated Other Comprehensive (Loss) Income
Details about Accumulated Other Comprehensive (Loss) Income Components	2019	2018	2017	Affected Line in the Statement Where Net Income is Presented
Loss on cash flow hedges Interest rate swaps	$15.6	$15.1	$18.5	Interest expense
	15.6	15.1	18.5	Total before tax
	(3.7)	(3.6)	(7.0)	Benefit for income taxes
	$11.9	$11.5	$11.5	Net of tax

Amortization of defined benefit pension and other postretirement benefit items	$2.2	$1.8	$5.0 (1)
	2.2	1.8	5.0	Total before tax
	(0.5)	(0.4)	(1.9)	Benefit for income taxes
	$1.7	$1.4	$3.1	Net of tax
Total reclassifications for the period	$13.6	$12.9	$14.6	Net of tax

(1)	These components are included in the computation of net periodic benefit cost. See Note 11 “Benefit Plans” for additional details.